Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2017
Allowance for doubtful accounts	€152	€2,275	€(2,196)	€231
2018
Allowance for doubtful accounts	231	580	(561)	250
2019
Allowance for doubtful accounts	250	754	(930)	74